SHARE-BASED COMPENSATION (Details)	Sep. 30, 2021 shares
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	99,493
2021 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	188,455